Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000064595
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 13,906	$ 14,910	$ 14,158	$ 14,312	$ 13,949	$ 13,308	$ 12,548	$ 12,760	$ 12,190	$ 12,517	$ 12,140	$ 12,040	$ 12,424	$ 12,173	$ 11,120	$ 11,145	$ 11,761	$ 12,389	$ 12,265	$ 11,925	$ 12,733	$ 12,357	$ 12,087	$ 12,770	$ 12,217	$ 12,652	$ 11,594	$ 11,171	$ 12,785	$ 13,373	$ 12,612	$ 13,585	$ 13,216	$ 13,652	$ 12,811	$ 12,819	$ 13,276	$ 12,354	$ 12,874	$ 12,276	$ 12,649	$ 12,507	$ 12,351	$ 12,359	$ 12,080	$ 11,559	$ 10,805	$ 10,805	$ 11,048	$ 11,049	$ 10,218	$ 10,336	$ 10,611	$ 10,625	$ 10,419	$ 10,551	$ 10,145	$ 9,340	$ 10,713	$ 11,533	$ 11,301	$ 10,756	$ 10,831	$ 10,837	$ 10,682	$ 10,479	$ 10,539	$ 10,129	$ 10,170	$ 10,075	$ 9,746	$ 9,538	$ 8,766	$ 9,233	$ 9,166	$ 9,513	$ 9,650	$ 9,683	$ 9,557	$ 9,339	$ 9,306	$ 9,300	$ 9,245	$ 9,889	$ 9,876	$ 9,917	$ 9,747	$ 9,780	$ 9,912	$ 9,782	$ 9,568	$ 9,663	$ 9,430	$ 9,301	$ 9,071	$ 8,813	$ 8,722	$ 8,587	$ 8,895	$ 9,300	$ 9,137	$ 9,342	$ 9,297	$ 8,873	$ 8,809	$ 8,675	$ 8,093	$ 8,068	$ 8,068	$ 8,377	$ 8,630	$ 8,237	$ 8,456	$ 8,963	$ 8,856	$ 9,282	$ 9,433	$ 9,276	$ 9,412	$ 9,438	$ 9,425
C000064596
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,685	14,690	13,951	14,123	13,771	13,144	12,405	12,627	12,061	12,399	12,026	11,933	12,329	12,083	11,043	11,077	11,697	12,334	12,217	11,881	12,700	12,328	12,067	12,754	12,208	12,659	11,599	11,184	12,805	13,404	12,652	13,641	13,279	13,716	12,887	12,895	13,362	12,445	12,977	12,387	12,766	12,635	12,489	12,500	12,221	11,700	10,950	10,957	11,207	11,215	10,381	10,509	10,792	10,814	10,615	10,757	10,345	9,528	10,937	11,779	11,553	11,003	11,081	11,095	10,948	10,744	10,814	10,401	10,450	10,352	10,022	9,819	9,028	9,512	9,450	9,819	9,968	10,010	9,885	9,661	9,634	9,634	9,581	10,257	10,250	10,300	10,128	10,162	10,308	10,185	9,965	10,072	9,833	9,710	9,471	9,211	9,116	8,983	9,310	9,739	9,582	9,794	9,753	9,314	9,253	9,124	8,513	8,492	8,499	8,825	9,102	8,697	8,933	9,473	9,359	9,819	9,987	9,832	9,980	10,013	10,000
C000148174
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,187	16,289	15,454	15,633	15,226	14,524	13,691	13,924	13,291	13,658	13,237	13,119	13,548	13,256	12,113	12,140	12,806	13,492	13,348	12,978	13,860	13,441	13,146	13,893	13,280	13,754	12,592	12,131	13,882	14,522	13,693	14,751	14,341	14,807	13,898	13,898	14,395	13,391	13,948	13,298	13,694	13,540	13,370	13,377	13,067	12,501	11,683	11,683	11,947	11,940	11,039	11,167	11,458	11,473	11,249	11,391	10,952	10,073	11,559	12,432	12,181	11,598	11,671	11,671	11,509	11,283	11,348	10,897	10,940	10,831	10,482	10,258	9,418	9,921	9,849	10,215	10,362	10,397	10,262	10,018	9,983	9,976	9,908	10,600	10,586	10,620	10,438	10,466	10,605	10,465	10,235	10,331	10,081	9,942	9,687	9,411	9,314	9,170	9,493	9,926	9,738	9,944	9,896	9,443	9,375	9,232	8,612	8,585	8,578	8,909	9,173	8,760	8,988	9,529	9,401	9,855	10,023	9,849	9,993	10,013	10,000
C000064597
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 15,006	16,090	15,274	15,450	15,052	14,357	13,543	13,768	13,150	13,505	13,092	12,974	13,399	13,123	11,982	12,009	12,671	13,351	13,208	12,845	13,718	13,304	13,015	13,754	13,156	13,620	12,478	12,021	13,751	14,385	13,572	14,610	14,212	14,674	13,777	13,777	14,263	13,271	13,831	13,195	13,585	13,431	13,270	13,274	12,967	12,404	11,603	11,596	11,858	11,861	10,967	11,086	11,386	11,393	11,171	11,316	10,879	10,013	11,487	12,362	12,112	11,529	11,602	11,609	11,445	11,226	11,285	10,846	10,889	10,781	10,430	10,206	9,377	9,875	9,796	10,168	10,312	10,347	10,212	9,980	9,945	9,938	9,874	10,564	10,543	10,588	10,399	10,434	10,576	10,437	10,207	10,304	10,055	9,917	9,665	9,389	9,293	9,144	9,467	9,900	9,728	9,941	9,886	9,435	9,367	9,230	8,606	8,578	8,578	8,903	9,174	8,754	8,990	9,531	9,409	9,859	10,020	9,852	9,993	10,013	10,000
C000064598
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,514,655	1,623,734	1,541,330	1,558,186	1,518,489	1,448,405	1,365,238	1,388,556	1,325,315	1,361,060	1,319,979	1,308,129	1,350,062	1,321,915	1,207,754	1,210,472	1,276,954	1,345,491	1,331,062	1,294,126	1,381,291	1,340,377	1,310,085	1,384,592	1,324,277	1,371,594	1,255,650	1,209,601	1,384,399	1,447,513	1,365,547	1,470,598	1,430,484	1,477,017	1,386,393	1,386,393	1,435,249	1,335,119	1,391,489	1,326,624	1,366,292	1,350,871	1,333,908	1,334,695	1,303,761	1,247,174	1,165,541	1,165,541	1,191,894	1,191,241	1,102,029	1,114,024	1,143,869	1,144,614	1,122,258	1,136,583	1,092,697	1,005,668	1,153,525	1,240,723	1,215,598	1,157,442	1,164,790	1,164,790	1,148,714	1,126,061	1,132,638	1,088,425	1,092,781	1,081,890	1,046,472	1,024,037	940,811	990,534	983,346	1,020,725	1,034,861	1,038,429	1,024,869	1,000,740	997,196	996,487	989,945	1,059,192	1,057,779	1,061,443	1,043,167	1,045,979	1,060,118	1,046,150	1,023,104	1,032,669	1,007,685	993,805	968,446	941,468	931,092	916,566	948,907	992,258	974,707	996,016	991,204	945,783	938,266	924,599	861,794	859,063	859,063	891,435	917,853	876,532	899,301	953,435	941,254	986,116	1,002,237	985,444	1,000,000	1,002,013	1,000,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	25,812	26,503	25,340	25,853	25,388	24,734	24,306	23,821	22,803	23,683	22,945	22,012	21,751	20,733	18,956	19,522	20,403	20,902	20,222	19,069	19,262	18,930	18,362	18,815	17,571	18,351	17,158	16,008	17,649	18,419	17,064	18,682	18,668	20,359	19,816	20,330	21,465	20,586	21,047	19,919	20,782	20,277	19,920	19,627	19,349	18,488	17,893	17,446	17,621	16,904	14,988	15,462	16,015	15,012	14,326	13,957	13,314	12,003	13,834	15,111	15,203	14,761	14,361	14,005	13,713	13,999	13,930	13,069	13,869	13,394	13,221	12,835	11,908	12,888	12,744	13,753	13,677	13,510	13,101	13,107	13,026	12,878	13,165	13,733	13,045	12,871	12,598	12,364	12,093	12,076	11,793	11,748	11,505	11,337	11,217	10,915	10,657	10,408	10,261	10,463	10,408	10,399	9,978	10,091	10,035	9,878	9,250	9,320	9,913	10,090	10,141	9,396	9,756	10,447	10,263	10,507	10,471	10,231	10,394	9,819	10,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	25,812	26,503	25,340	25,853	25,388	24,734	24,306	23,821	22,803	23,683	22,945	22,012	21,751	20,733	18,956	19,522	20,403	20,902	20,222	19,069	19,262	18,930	18,362	18,815	17,571	18,351	17,158	16,008	17,649	18,419	17,064	18,682	18,668	20,359	19,816	20,330	21,465	20,586	21,047	19,919	20,782	20,277	19,920	19,627	19,349	18,488	17,893	17,446	17,621	16,904	14,988	15,462	16,015	15,012	14,326	13,957	13,314	12,003	13,834	15,111	15,203	14,761	14,361	14,005	13,713	13,999	13,930	13,069	13,869	13,394	13,221	12,835	11,908	12,888	12,744	13,753	13,677	13,510	13,101	13,107	13,026	12,878	13,165	13,733	13,045	12,871	12,598	12,364	12,093	12,076	11,793	11,748	11,505	11,337	11,217	10,915	10,657	10,408	10,261	10,463	10,408	10,399	9,978	10,091	10,035	9,878	9,250	9,320	9,913	10,090	10,141	9,396	9,756	10,447	10,263	10,507	10,471	10,231	10,394	9,819	10,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	25,812	26,503	25,340	25,853	25,388	24,734	24,306	23,821	22,803	23,683	22,945	22,012	21,751	20,733	18,956	19,522	20,403	20,902	20,222	19,069	19,262	18,930	18,362	18,815	17,571	18,351	17,158	16,008	17,649	18,419	17,064	18,682	18,668	20,359	19,816	20,330	21,465	20,586	21,047	19,919	20,782	20,277	19,920	19,627	19,349	18,488	17,893	17,446	17,621	16,904	14,988	15,462	16,015	15,012	14,326	13,957	13,314	12,003	13,834	15,111	15,203	14,761	14,361	14,005	13,713	13,999	13,930	13,069	13,869	13,394	13,221	12,835	11,908	12,888	12,744	13,753	13,677	13,510	13,101	13,107	13,026	12,878	13,165	13,733	13,045	12,871	12,598	12,364	12,093	12,076	11,793	11,748	11,505	11,337	11,217	10,915	10,657	10,408	10,261	10,463	10,408	10,399	9,978	10,091	10,035	9,878	9,250	9,320	9,913	10,090	10,141	9,396	9,756	10,447	10,263	10,507	10,471	10,231	10,394	9,819	10,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	25,812	26,503	25,340	25,853	25,388	24,734	24,306	23,821	22,803	23,683	22,945	22,012	21,751	20,733	18,956	19,522	20,403	20,902	20,222	19,069	19,262	18,930	18,362	18,815	17,571	18,351	17,158	16,008	17,649	18,419	17,064	18,682	18,668	20,359	19,816	20,330	21,465	20,586	21,047	19,919	20,782	20,277	19,920	19,627	19,349	18,488	17,893	17,446	17,621	16,904	14,988	15,462	16,015	15,012	14,326	13,957	13,314	12,003	13,834	15,111	15,203	14,761	14,361	14,005	13,713	13,999	13,930	13,069	13,869	13,394	13,221	12,835	11,908	12,888	12,744	13,753	13,677	13,510	13,101	13,107	13,026	12,878	13,165	13,733	13,045	12,871	12,598	12,364	12,093	12,076	11,793	11,748	11,505	11,337	11,217	10,915	10,657	10,408	10,261	10,463	10,408	10,399	9,978	10,091	10,035	9,878	9,250	9,320	9,913	10,090	10,141	9,396	9,756	10,447	10,263	10,507	10,471	10,231	10,394	9,819	10,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	2,581,213	2,650,281	2,534,004	2,585,288	2,538,793	2,473,419	2,430,586	2,382,115	2,280,295	2,368,263	2,294,529	2,201,203	2,175,101	2,073,313	1,895,597	1,952,243	2,040,256	2,090,182	2,022,249	1,906,923	1,926,153	1,892,970	1,836,231	1,881,458	1,757,130	1,835,060	1,715,762	1,600,804	1,764,866	1,841,871	1,706,390	1,868,219	1,866,805	2,035,937	1,981,556	2,032,972	2,146,548	2,058,565	2,104,685	1,991,865	2,078,151	2,027,685	1,992,003	1,962,749	1,934,876	1,848,831	1,789,297	1,744,593	1,762,106	1,690,437	1,498,798	1,546,229	1,601,479	1,501,179	1,432,640	1,395,722	1,331,404	1,200,280	1,383,357	1,511,082	1,520,336	1,476,114	1,436,118	1,400,479	1,371,296	1,399,931	1,393,031	1,306,912	1,386,940	1,339,444	1,322,079	1,283,485	1,190,831	1,288,831	1,274,354	1,375,342	1,367,726	1,351,010	1,310,091	1,310,716	1,302,554	1,287,756	1,316,450	1,373,344	1,304,468	1,287,062	1,259,766	1,236,400	1,209,259	1,207,559	1,179,335	1,174,815	1,150,477	1,133,691	1,121,742	1,091,461	1,065,739	1,040,834	1,026,080	1,046,329	1,040,800	1,039,936	997,781	1,009,088	1,003,452	987,821	925,048	931,984	991,287	1,009,023	1,014,069	939,610	975,594	1,044,729	1,026,307	1,050,739	1,047,132	1,023,137	1,039,407	981,880	1,000,000
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Account Value [Line Items]
Account Value	15,820	16,818	16,048	16,327	15,925	15,235	14,274	14,555	13,913	14,333	13,922	13,952	14,392	14,031	12,752	12,835	13,457	14,128	13,959	13,523	14,462	14,112	13,795	14,508	13,770	14,224	13,133	12,566	14,372	14,925	14,135	15,266	14,788	15,218	14,256	14,314	14,746	13,704	14,290	13,719	14,157	14,000	13,848	13,781	13,562	12,956	12,068	12,167	12,301	12,328	11,285	11,467	11,847	11,892	11,662	11,820	11,325	10,454	12,399	13,416	13,224	12,554	12,749	12,719	12,579	12,356	12,405	11,951	11,976	11,891	11,525	11,237	10,275	10,797	10,638	10,917	11,059	11,212	11,008	10,721	10,723	10,567	10,449	11,151	11,153	11,286	11,080	11,097	11,250	11,091	10,742	10,803	10,511	10,357	10,060	9,752	9,632	9,414	9,835	10,165	9,881	10,060	9,946	9,463	9,455	9,258	8,591	8,522	8,560	8,940	9,368	8,819	9,153	9,614	9,636	10,044	10,227	9,893	9,932	9,941	10,000
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Account Value [Line Items]
Account Value	15,820	16,818	16,048	16,327	15,925	15,235	14,274	14,555	13,913	14,333	13,922	13,952	14,392	14,031	12,752	12,835	13,457	14,128	13,959	13,523	14,462	14,112	13,795	14,508	13,770	14,224	13,133	12,566	14,372	14,925	14,135	15,266	14,788	15,218	14,256	14,314	14,746	13,704	14,290	13,719	14,157	14,000	13,848	13,781	13,562	12,956	12,068	12,167	12,301	12,328	11,285	11,467	11,847	11,892	11,662	11,820	11,325	10,454	12,399	13,416	13,224	12,554	12,749	12,719	12,579	12,356	12,405	11,951	11,976	11,891	11,525	11,237	10,275	10,797	10,638	10,917	11,059	11,212	11,008	10,721	10,723	10,567	10,449	11,151	11,153	11,286	11,080	11,097	11,250	11,091	10,742	10,803	10,511	10,357	10,060	9,752	9,632	9,414	9,835	10,165	9,881	10,060	9,946	9,463	9,455	9,258	8,591	8,522	8,560	8,940	9,368	8,819	9,153	9,614	9,636	10,044	10,227	9,893	9,932	9,941	10,000
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Account Value [Line Items]
Account Value	15,820	16,818	16,048	16,327	15,925	15,235	14,274	14,555	13,913	14,333	13,922	13,952	14,392	14,031	12,752	12,835	13,457	14,128	13,959	13,523	14,462	14,112	13,795	14,508	13,770	14,224	13,133	12,566	14,372	14,925	14,135	15,266	14,788	15,218	14,256	14,314	14,746	13,704	14,290	13,719	14,157	14,000	13,848	13,781	13,562	12,956	12,068	12,167	12,301	12,328	11,285	11,467	11,847	11,892	11,662	11,820	11,325	10,454	12,399	13,416	13,224	12,554	12,749	12,719	12,579	12,356	12,405	11,951	11,976	11,891	11,525	11,237	10,275	10,797	10,638	10,917	11,059	11,212	11,008	10,721	10,723	10,567	10,449	11,151	11,153	11,286	11,080	11,097	11,250	11,091	10,742	10,803	10,511	10,357	10,060	9,752	9,632	9,414	9,835	10,165	9,881	10,060	9,946	9,463	9,455	9,258	8,591	8,522	8,560	8,940	9,368	8,819	9,153	9,614	9,636	10,044	10,227	9,893	9,932	9,941	10,000
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Account Value [Line Items]
Account Value	15,820	16,818	16,048	16,327	15,925	15,235	14,274	14,555	13,913	14,333	13,922	13,952	14,392	14,031	12,752	12,835	13,457	14,128	13,959	13,523	14,462	14,112	13,795	14,508	13,770	14,224	13,133	12,566	14,372	14,925	14,135	15,266	14,788	15,218	14,256	14,314	14,746	13,704	14,290	13,719	14,157	14,000	13,848	13,781	13,562	12,956	12,068	12,167	12,301	12,328	11,285	11,467	11,847	11,892	11,662	11,820	11,325	10,454	12,399	13,416	13,224	12,554	12,749	12,719	12,579	12,356	12,405	11,951	11,976	11,891	11,525	11,237	10,275	10,797	10,638	10,917	11,059	11,212	11,008	10,721	10,723	10,567	10,449	11,151	11,153	11,286	11,080	11,097	11,250	11,091	10,742	10,803	10,511	10,357	10,060	9,752	9,632	9,414	9,835	10,165	9,881	10,060	9,946	9,463	9,455	9,258	8,591	8,522	8,560	8,940	9,368	8,819	9,153	9,614	9,636	10,044	10,227	9,893	9,932	9,941	10,000
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Account Value [Line Items]
Account Value	$ 1,582,007	$ 1,681,821	$ 1,604,831	$ 1,632,726	$ 1,592,510	$ 1,523,527	$ 1,427,403	$ 1,455,472	$ 1,391,274	$ 1,433,262	$ 1,392,166	$ 1,395,184	$ 1,439,169	$ 1,403,090	$ 1,275,240	$ 1,283,468	$ 1,345,669	$ 1,412,762	$ 1,395,853	$ 1,352,324	$ 1,446,192	$ 1,411,246	$ 1,379,503	$ 1,450,840	$ 1,377,022	$ 1,422,350	$ 1,313,273	$ 1,256,623	$ 1,437,158	$ 1,492,543	$ 1,413,499	$ 1,526,573	$ 1,478,762	$ 1,521,753	$ 1,425,629	$ 1,431,381	$ 1,474,568	$ 1,370,435	$ 1,429,014	$ 1,371,878	$ 1,415,676	$ 1,399,979	$ 1,384,832	$ 1,378,136	$ 1,356,243	$ 1,295,634	$ 1,206,828	$ 1,216,732	$ 1,230,117	$ 1,232,838	$ 1,128,534	$ 1,146,718	$ 1,184,683	$ 1,189,219	$ 1,166,157	$ 1,182,025	$ 1,132,494	$ 1,045,392	$ 1,239,921	$ 1,341,641	$ 1,322,351	$ 1,255,403	$ 1,274,946	$ 1,271,908	$ 1,257,938	$ 1,235,617	$ 1,240,507	$ 1,195,148	$ 1,197,560	$ 1,189,139	$ 1,152,522	$ 1,123,700	$ 1,027,526	$ 1,079,677	$ 1,063,849	$ 1,091,697	$ 1,105,940	$ 1,121,171	$ 1,100,845	$ 1,072,136	$ 1,072,339	$ 1,056,655	$ 1,044,929	$ 1,115,124	$ 1,115,318	$ 1,128,618	$ 1,108,016	$ 1,109,683	$ 1,124,985	$ 1,109,077	$ 1,074,222	$ 1,080,262	$ 1,051,079	$ 1,035,655	$ 1,006,025	$ 975,163	$ 963,212	$ 941,388	$ 983,525	$ 1,016,534	$ 988,103	$ 1,005,991	$ 994,643	$ 946,304	$ 945,480	$ 925,759	$ 859,129	$ 852,228	$ 856,013	$ 894,002	$ 936,846	$ 881,861	$ 915,323	$ 961,432	$ 963,634	$ 1,004,371	$ 1,022,669	$ 989,282	$ 993,210	$ 994,089	$ 1,000,000